Goodwill And Other Intangible Assets, Net (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill And Other Intangible Assets [Line Items]
Intangible assets, pre-tax amortization expense	$ 98	$ 88	$ 74
Maximum [Member]
Goodwill And Other Intangible Assets [Line Items]
Estimated maximum amortization expense, year one, assuming no additional transactions occur that require the amortization of intangible assets	98
Estimated maximum amortization expense, year two, assuming no additional transactions occur that require the amortization of intangible assets	98
Estimated maximum amortization expense, year three, assuming no additional transactions occur that require the amortization of intangible assets	98
Estimated maximum amortization expense, year four, assuming no additional transactions occur that require the amortization of intangible assets	98
Estimated maximum amortization expense, year five, assuming no additional transactions occur that require the amortization of intangible assets	$ 98